Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of stock warrant was determined based on the Black-Scholes option

Assumptions utilized for the valuation of the Legacy Xos Preferred Stock Warrant was determined based on the Black-Scholes option pricing model as of December 31, 2020 and consisted of the following:

Expected dividend yield	0%
Standard deviation of share price	0.80
Expected term	5 years
Risk-free interest rate	0.36%
Grant-date fair value (estimated)	$8.50